Commitments and Contingencies (Details 1) $ in Millions	12 Months Ended
Feb. 28, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment, Amount	$ 6,443.4
Raw materials and supplies [Member]
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment, Amount	5,508.1
In-process inventories [Member]
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment, Amount	57.6
Capital expenditures [Member]
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment, Amount	610.1
Other purchase commitments [Member]
Long-term Purchase Commitment [Line Items]
Long-term purchase commitment, Amount	$ 267.6